Condensed Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary Equity, Par Value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	5,750,000	0
Temporary Equity, Shares Outstanding	5,750,000	0
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.10
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	50,000	0
Common stock, shares outstanding	50,000	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,437,500	1,437,500
Common stock, shares outstanding	1,437,500	1,437,500
Common Class B [Member] | Over-Allotment Options Not Excercised Full or Partially [Member]
Number of stock options forfeiture, during period	187,500	187,500